Stock-Based Compensation and Benefit Plans - Stock Option Activity and Associate Stock Purchase Plan (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Beginning Balance	318,261	249,951		249,951	180,346		180,346		55,210
Number of Options, Granted	6,668	99,605	6,200	106,273	37,200		115,150		133,628
Number of Options, Exercised
Number of Options, Forfeited or Expired	(34,549)	(31,295)					(45,545)		(8,492)
Number of Options, Ending Balance	290,380	318,261		290,380			249,951		180,346
Number of Options, Exercisable	183,955			183,955			175,625
Weighted Avg-Exercise Price, Beginning Balance	$ 16.35	$ 19.80		$ 19.80	$ 30.15	[1]	$ 30.15	[1]	$ 52.35	[1]
Weighted Avg-Exercise Price, Granted	6.78	6.07					13.80		22.50
Weighted Avg-Exercise Price, Exercised
Weighted Avg-Exercise Price, Forfeited or Expired	16.18	12.15					26.40		55.35
Weighted Avg-Exercise Price, Ending Balance	16.08	$ 16.35		16.08			19.80		$ 30.15	[1]
Weighted Average Price, Exercisable	$ 19.78			$ 19.78			$ 22.20
Weighted Remaining Contractual Life, Balance	3 years 8 months 12 days	3 years 11 months 12 days					3 years 11 months 12 days		4 years 18 days
Weighted Remaining Contractual Life, Exercisable, Balance	3 years 6 months 7 days								3 years 8 months 19 days
Intrinsic Value, Balance ending	$ 82,897	$ 121,741		$ 82,897					$ 61,875
Intrinsic Value, Exercisable, Balance	$ 27,741			$ 27,741

[1]	Reflects the February 2014 and December 2014 exercise price adjustment.